INVESTMENT PROPERTIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in investment property [abstract]
Balance at beginning of the year	$ 700	$ 655
Acquisitions through business combinations	3,244	0
Additions, net of disposals	280	125
Non-cash additions, net of disposals	41	(45)
Fair value adjustments	87	18
Foreign currency translation	(19)	(53)
Balance at end of the year	$ 4,333	$ 700
Investment property completed | Transport | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate, inputs	7.00%
Investment property completed | Transport | Bottom of range
Reconciliation of changes in investment property [abstract]
Investment Horizon	10 years
Investment property completed | Transport | Top of range
Reconciliation of changes in investment property [abstract]
Investment Horizon	15 years
Investment property completed | Data | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate, inputs	7.00%
Investment property completed | Data | Bottom of range
Reconciliation of changes in investment property [abstract]
Investment Horizon	10 years
Investment property completed | Data | Top of range
Reconciliation of changes in investment property [abstract]
Investment Horizon	40 years